SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Loss before tax	$ (187,930)	$ (423,287)
Tax (credit) calculated at statutory tax rate (25%)	(46,983)	(105,822)
Valuation allowance	50,212	95,956
Total income taxes	$ 3,229	$ (9,866)